H. Bernt von Ohlen
Allianz Life Advisers, LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
(763) 765-7330

April 30, 2008

VIA EDGAR

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Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549

Re:      Allianz Variable Insurance Products Fund of Funds Trust
         File Nos. 333-119867 and 811-20624

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Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, which Amendment has been filed electronically.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Variable Insurance Products Trust


By: /s/ H. Bernt von Ohlen